Costs and Expenses by Nature - Summary of Selling Expenses (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of cost and expenses by nature [Line items]
Selling expense	$ (935)	$ (1,106)	$ (1,838)	$ (2,161)
Materials third party services rent and other related costs [member]
Disclosure of cost and expenses by nature [Line items]
Selling expense	(740)	(761)	(1,426)	(1,576)
Depreciation, depletion and amortization [member]
Disclosure of cost and expenses by nature [Line items]
Selling expense	(142)	(35)	(278)	(92)
Allowance for expected credit losses [member]
Disclosure of cost and expenses by nature [Line items]
Selling expense	2	(258)	(27)	(388)
Employee compensation [member]
Disclosure of cost and expenses by nature [Line items]
Selling expense	$ (55)	$ (52)	$ (107)	$ (105)